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February 6, 2017	Renee E. Laws
T +1 617 235 4975
renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund (File Nos. 002-80751 and 811-03618)

Ladies and Gentlemen:

On behalf of Metropolitan Series Fund (to be renamed Brighthouse Funds Trust II) (the “Trust”), we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 82 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”). Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective 60 days after filing unless superseded by a subsequent filing.

The Amendment relates solely to BlackRock Ultra-Short Term Bond Portfolio (the “Portfolio”), a series of the Trust. The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

Per a conversation between Mr. Sonny Oh of the staff (the “Staff”) of the Securities and Exchange Commission and Jeremy C. Smith of Ropes & Gray LLP on January 30, 2017, the Amendment reflects changes to the Portfolio’s principal investment strategies previously discussed with the Staff and disclosure changes in connection with the anticipated separation of MetLife Advisers, LLC (to be renamed Brighthouse Investment Advisers, LLC), the Portfolio’s investment adviser (the “Adviser”), from its parent company, MetLife, Inc. (the “Separation”), including with respect to the Adviser’s new ownership structure and the Portfolio’s new advisory agreement expected to result from the Separation.

Please direct any questions or comments you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.